CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 47,598	$ 20,870	$ 142,373
Accounts receivable, net	14,562	29,029	19,948
Prepaid expenses and other current assets	141,404	156,382	128,646
Total current assets	203,564	206,281	290,967
Property and equipment, net	0	0	4,616
Other assets:
Intangible assets, net	108,123	112,290	128,958
Total assets	311,687	318,571	424,541
Current liabilities:
Accounts payable and other current liabilities	691,385	703,421	790,930
Customer deposits	69,782	10,000
Due to officers/stockholders	789,902	725,699	247,259
Income taxes payable	536	533	409
Loan payable	244,157	231,490	0
Total current liabilities	1,795,762	1,671,143	1,038,598
Long-term liabilities:
Loans from stockholders			3,241,768
Other loans payable			219,549
Total long-term liabilities			3,461,317
Total liabilities	1,795,762	1,671,143	4,499,915
Commitments and contingencies
Stockholder's equity (deficit):
Common stock value	43,737	39,937	23,542
Preferred stock value	168,000	198,000	226,654
Additional paid-in capital	29,588,633	28,728,466	20,920,817
Equity of former variable interest entities			920,980
Other comprehensive income	898,122	907,756	360,464
Deficit accumulated during the development stage	(32,182,567)	(31,226,731)	(25,192,142)
Total stockholders’ equity (deficit)	(1,484,075)	(1,352,572)	(2,739,685)
Noncontrolling interest		0	(1,335,689)
Total equity (deficit)	(1,484,075)	(1,352,572)	(4,075,374)
Total liabilities and stockholders' equity (deficit)	$ 311,687	$ 318,571	$ 424,541